EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 16 - EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings  per share for the years indicated (in thousands, except per share amounts):

	Year ended December 31
	2014	2013	2012
Basic earnings per share:
Net income	$7,838	$11,395	$4,782
Amount allocated to participating preferred shareholders		(6,439)	(3,798)
Net income applicable to ordinary shareholders – basic	$7,838	$4,956	$984
Weighted average ordinary shares outstanding	21,902,057	7,544,387	2,996,624
Basic earnings per share	$0.36	$0.66	$0.33

Diluted earnings per share:
Net income applicable to ordinary shareholders – diluted	$7,838	$4,956	$984
Weighted average number of shares used in the computation of basic earnings per share	21,902,057	7,544,387	2,996,624
Add –
additional shares from the assumed exercise of employee options and restricted shares vesting	1,308,516	1,742,069	465,253
Weighted average number of shares used in the computation of diluted earnings per share	23,210,573	9,286,456	3,461,877
Diluted earnings per share	$0.34	$0.53	$0.28

For the year ended December 31, 2014, 552,001 options to employees were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive.

For the year ended December 31, 2013, 13,600 options to employees, 52,020 restricted shares and all preferred shares (12,905,312) were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive or certain performance conditions were not satisfied at the end of the year.

For the year ended December 31, 2012, 1,100,580 options to employees, and all warrants to preferred shareholders (211,548) and preferred shares (11,623,104) were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive.